Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, plant and equipment, net
Total cost	$ 242,193,534		¥ 1,570,156,944		¥ 1,572,707,932
Total accumulated depreciation	(94,130,567)		(497,512,176)		(611,246,250)
Construction in progress	4,147,361		23,410,891		26,931,306
Total property, plant, and equipment, net	152,210,328		1,096,055,659		988,392,988
Depreciation expenses	18,436,190	¥ 119,717,245	118,209,623	¥ 102,873,823
Property, plant and equipment
Property, plant and equipment, net
Interests capitalized as borrowing cost in property, plant and equipment		¥ 0	0	¥ 4,752,000
Buildings and improvements
Property, plant and equipment, net
Total cost	99,005,442		641,622,780		642,901,735
Machinery
Property, plant and equipment, net
Total cost	142,697,678		923,433,082		926,621,646
Office equipment and furnishing
Property, plant and equipment, net
Total cost	226,160		1,468,593		1,468,593
Motor vehicles
Property, plant and equipment, net
Total cost	264,254		3,632,489		1,715,958
Certain buildings
Property, plant and equipment, net
Amount pledged as collateral for borrowings from the financial institutions	13,793,216		94,100,997		89,567,625
Certain equipment
Property, plant and equipment, net
Amount pledged as collateral for borrowings from the financial institutions	$ 20,490,907		¥ 51,286,059		¥ 133,059,754